                                                ACXIOM CORPORATION
                                         1 Information Way, P.O. Box 8180
                                         Little Rock, Arkansas 72203-8180

April 15, 2005

Celeste M. Murphy, Esq.
Special Counsel
Office of Mergers and Acquisitions
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Digital  Impact - Tender  Offer  Statement  on  Schedule  TO-T  filed on April 1,  2005 by Acxiom
                  Corporation and Adam Merger Corporation
                  File No. 005-57265

Dear Ms. Murphy:

         We are in receipt of your letter dated April 14, 2005  wherein you make  comments to the Offer to Purchase included  as Exhibit  (a)(1)(A)  to the Tender  Offer  Statement  on  Schedule  TO filed on April 1, 2005 by Acxiom
Corporation and Adam Merger  Corporation  with respect to shares of Digital  Impact,  Inc. (the "Schedule TO"). For your  convenience,  we have  restated  each  comment in its  entirety  with the  response of Acxiom and Adam Merger
Corporation following immediately  thereafter.  Please be advised that  contemporaneously  with the transmission of this  letter we have filed  Amendment  No. 2 to the  Schedule  TO that  effects  the  amendments  described  in our response below.

Acceptance for Payment and Payment for Shares, page 10

1.       We note,  in the last  paragraph  of this  section,  you  state  that you may  return  share  certificates evidencing  unpurchased  shares as promptly as practicable  following the expiration or termination of the offer.  Please revise this section to state that you will promptly return such  certificates,  as required by Rule 14e-1(c).

         Response:  The Offer to Purchase is amended by restating  the last  paragraph of Section 2 of the Offer to
         Purchase entitled "Acceptance for Payment and Payment for Shares."

Certain Information Concerning the Company, page 16

2.       Please note that the only public  reference  facility now  maintained by the SEC is located in Washington,
         D.C.  You should revise your disclosure accordingly.

         Response:  The Offer to Purchase is amended by  restating  the second  paragraph of Section 7 of the Offer to Purchase  entitled  "Certain  Information  Concerning  the  Company."  The Offer to Purchase is further

Celeste M. Murphy, Esq.
Securities and Exchange Commission
April 15, 2005

         amended  by  restating  the  sixth  paragraph  of  Section 8 of the Offer to  Purchase  entitled  "Certain
         Information Concerning Acxiom and Purchaser."

Certain Information Concerning Acxiom and the Purchaser, page 17

3.       In a  supplemental  response,  please  confirm that you have no  securities  ownership  interest to report pursuant to Item 1008 of Regulation M-A.

         Response:  The Offer to  Purchase  is amended by adding a sentence  to the end of the fifth  paragraph  of
         Section 8 of the Offer to Purchase.

Conditions to the Offer, page 35

4.       You state that you may decide to  terminate  the  exchange  offer if one of the  listed  offer  conditions occurs and you make the  secondary  determination  that it is  "inadvisable  to proceed with the offer . .
         ." If a listed offer  condition  is  implicated  by events that occur during the exchange  offer such that the offer  condition is deemed  satisfied and may be asserted,  however,  the purchaser must disclose that it has made a decision to either  waive the offer  condition  in order to properly  continue  the offer or assert the  condition  and terminate the offer.  As you are aware,  waiver of a material  offer  condition may require an  extension  of the offer and/or  dissemination  of  additional  offering  material.  Please confirm your understanding in a supplemental response.

         Response:  The Offer to Purchase is amended by adding two  sentences  to the last  paragraph of Section 14 of the Offer to Purchase.

5.       We note the offerors  have  reserved the right to assert the  occurrence  of any of the  conditions to the offer  "at any time  from time to  time."  Defining  the  conditions  as "an  ongoing  right  which may be asserted at any time from time to time"  suggests  that  conditions to the offer may be raised or asserted after  expiration  of the offer.  Please be advised  that all  conditions  to the offer,  other than those subject to  applicable  law, must be satisfied or waived  before the  expiration of the offer.  Revise the disclosure in the closing  paragraph of this section to make clear that all  conditions,  other than those subject to government approvals, will be satisfied or waived on or before expiration of the offer.

         Response:  The Offer to Purchase is amended by adding two  sentences  to the last  paragraph of Section 14 of the Offer to Purchase.

Fees and Expenses, page 39

6.       Please  provide a summary of all material  terms of employment,  including  retainer or other  arrangement for compensation for Stephens Inc.  Please see Item 1009 of Regulation M-A.

Celeste M. Murphy, Esq.
Securities and Exchange Commission
April 15, 2005

         Response:  The Offer to Purchase is amended by  restating  the first  paragraph of Section 16 of the Offer to Purchase.

         Acxiom Corporation and Adam Merger Corporation (the "Offerors") acknowledge that:

         o        the Offerors are  responsible  for the adequacy and accuracy of the disclosure in the Schedule TO and all amendments thereto;

         o        staff  comments or changes to  disclosure  in response to staff  comments in the  Schedule TO and amendments  thereto  reviewed by the staff do not foreclose the Commission from taking any action with respect to the Schedule TO; and

         o        the  Offerors  may not assert  staff  comments as a defense in any  proceeding  initiated  by the
                  Commission or any person under the federal securities laws of the United States.

         If  you  have  any  questions  regarding  the  foregoing  responses,   please  contact  John  P.  Fletcher
(501-975-3110) or Goodloe M. Partee (501-975-3112).

                                                                       Sincerely,

                                                                       /s/ Jerry C. Jones

                                                                       Jerry C. Jones